Class A:    GREAX    Class B:    GREBX    Class C:    GRECX    Institutional:    GREIX    Service:    GRESX    Class IR:    GRETX Class R:    GRERX

Before you invest, you may want to review the Goldman Sachs Real Estate Securities Fund’s (the “Fund”) Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent annual reports to shareholders, online at www.goldmansachsfunds.com/summaries. You can also get this information at no cost by calling 800-621-2550 for Institutional and Service shareholders, 800-526-7384 for all other shareholders or by sending an e-mail request to gs-funds-document-requests@gs.com. The Fund’s Prospectus and SAI, both dated April 2, 2012, as amended to date, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks total return comprised of long-term growth of capital and dividend income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 87 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-107 of the Fund’s SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.0%	1.0%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None	None	0.50%
Other Expenses	0.26%	0.26%	0.26%	0.11%	0.61%	0.26%	0.26%
Service Fees	None	None	None	None	0.25%	None	None
Shareholder Administration Fees	None	None	None	None	0.25%	None	None
All Other Expenses	0.26%	0.26%	0.26%	0.11%	0.11%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.51%	2.26%	2.26%	1.11%	1.61%	1.26%	1.76%
Expense Limitation[2]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Expense Limitation	1.44%	2.19%	2.19%	1.04%	1.54%	1.19%	1.69%

[1]

A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least April 2, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

2        SUMMARY PROSPECTUS — GOLDMAN SACHS REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$689	$994	$1,322	$2,247
Class B Shares
— Assuming complete redemption at end of period	$722	$1,000	$1,404	$2,401
— Assuming no redemption	$222	$700	$1,204	$2,401
Class C Shares
— Assuming complete redemption at end of period	$322	$700	$1,204	$2,590
— Assuming no redemption	$222	$700	$1,204	$2,590
Institutional Shares	$106	$346	$605	$1,345
Service Shares	$157	$501	$869	$1,905
Class IR Shares	$121	$393	$685	$1,516
Class R Shares	$172	$547	$948	$2,067

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2011 was 46% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”). An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

The Fund’s investment strategy is based on the premise that property market fundamentals are the primary determinant of growth, underlying the success of companies in the real estate industry. The Investment Adviser focuses on companies that can achieve sustainable growth in cash flow and dividend paying capability over time. The Investment Adviser attempts to purchase securities so that its underlying portfolio will be diversified geographically and by property type. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its total assets in foreign securities, including securities quoted in foreign currencies.

The Fund may also invest up to 20% of its total assets in fixed income investments, such as government, corporate and bank debt obligations.

The Fund concentrates its investments in securities of issuers in the real estate industry.

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST MORE OF ITS ASSETS IN FEWER ISSUERS THAN “DIVERSIFIED” MUTUAL FUNDS.

PRINCIPAL RISKS OF THE FUND

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Industry Concentration Risk. The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industries.

Non-Diversification Risk. The Fund is non-diversified, and is permitted to invest more of its assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Real Estate Industry Risk. Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

3        SUMMARY PROSPECTUS — GOLDMAN SACHS REAL ESTATE SECURITIES FUND

REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

PERFORMANCE

The bar chart and table below and at right provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling 800-621-2550 for Institutional shareholders and 800-526-7384 for all other shareholders.

Performance reflects expense limitations in effect.

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2011	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 7/27/98)
Returns Before Taxes	3.71%	-3.93%	9.08%	8.80%
Returns After Taxes on Distributions	3.17%	-5.22%	7.45%	7.09%
Returns After Taxes on Distributions and Sale of Fund Shares	2.41%	-3.71%	7.37%	6.97%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	-2.16%	10.13%	9.26%
Class B Shares (Inception 7/27/98)
Returns Before Taxes	3.84%	-3.94%	9.04%	8.78%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	-2.16%	10.13%	9.26%
Class C Shares (Inception 7/27/98)
Returns Before Taxes	7.90%	-3.56%	8.88%	8.47%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	-2.16%	10.13%	9.26%
Institutional Shares (Inception 7/27/98)
Returns Before Taxes	10.32%	-2.41%	10.17%	9.72%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	-2.16%	10.13%	9.26%
Service Shares (Inception 7/27/98)
Returns Before Taxes	9.71%	-2.93%	9.60%	9.19%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	-2.16%	10.13%	9.26%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	9.99%	N/A	N/A	-0.18%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	N/A	N/A	0.73%
Class R Shares (Inception 11/30/07)
Returns	9.51%	N/A	N/A	-0.66%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.51%	N/A	N/A	0.73%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

4        SUMMARY PROSPECTUS — GOLDMAN SACHS REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers: Nora Creedon, Vice President, has managed the Fund since 2010; and Timothy Ryan, CFA, Vice President, has managed the Fund since 2010.

BUYING AND SELLING FUND SHARES

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

Class B Shares are generally no longer available for purchase by current or prospective investors.

You may purchase and redeem (sell) shares of the Fund on any business day through certain brokers, investment advisers and other financial institutions (“Authorized Institutions”).

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through an Authorized Institution, the Fund and its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

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